Accrued Other Liabilities	12 Months Ended
Dec. 31, 2017
Payables And Accruals [Abstract]
Accrued Other Liabilities

Note 8. Accrued Other Liabilities

Accrued other liabilities consisted of the following (in thousands):

	December 31,
	2017	2016
Accrued general liability claims	$13,816	$3,228
Unclaimed chips	4,743	1,946
Accrued purses and track related liabilities	3,256	1,007
Jackpot progressives and other accrued gaming liabilities	18,724	6,678
Player's point liabilities	11,753	6,845
Construction payables	5,276	4,005
Other	8,470	7,795
Total accrued other liabilities	$66,038	$31,504